Prepayments and deposits (Tables)	9 Months Ended
Mar. 31, 2025
Current prepayments and current accrued income other than current contract assets [abstract]
Prepayments and deposits

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Current assets
Security deposits	915	2,101
Prepayments	36,640	9,787

	37,555	11,888

Non-current assets
Security deposits	24,354	17,459

Total prepayments and other assets	61,909	29,347